Average Annual Total Returns{- Fidelity® Total International Equity Fund} - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-09 - Fidelity® Total International Equity Fund
	Fidelity Total International Equity Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Total International Equity Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS112 Past 1 year	MS112 Past 5 years	MS112 Past 10 years
Total	17.89%	10.58%	6.79%	17.37%	10.23%	6.32%	11.23%	8.53%	5.47%	10.81%	9.11%	5.07%